Warrants (Details Textual) - USD ($)			6 Months Ended	12 Months Ended
	Apr. 03, 2018	Jun. 24, 2016	Jun. 30, 2018	Dec. 31, 2017
Credit Agreement [Member]
Warrants (Textual)
Exercise price of warrants	$ 0.01
Sixth amendment provided to warrants	175,000
Warrant [Member]
Warrants (Textual)
Series 2 preferred stock warrants outstanding			439	439
Fair value of each warrant				$ 342.71
Warrant total fair value				$ 150,451
Series 2 Convertible Preferred Stock [Member] | Warrant [Member]
Warrants (Textual)
Series 2 preferred stock warrants outstanding		439
Exercise price of warrants		$ 1,250